Derivative financial assets/(liabilities) - Summary of Derivative Financial Instruments (Parenthetical) (Detail) $ / shares in Units, ¥ in Millions, $ in Millions		12 Months Ended
	Oct. 31, 2020 Aircraft $ / shares	Dec. 31, 2022 CNY (¥)	Dec. 31, 2021 CNY (¥)	Dec. 31, 2022 USD ($) $ / shares shares	Dec. 31, 2022 CNY (¥) shares	Dec. 31, 2021 USD ($) Aircraft shares	Dec. 31, 2021 CNY (¥) Aircraft shares
Disclosure of detailed information about financial instruments [line items]
Number of convertible bonds issued | Aircraft						58,965,930	58,965,930
Maturity of convertible bonds	six years
Bottom of range [member] | Fixed rate from 1.64% to 1.72% [member]
Disclosure of detailed information about financial instruments [line items]
Borrowings interest rate				1.76%	1.76%	1.78%	1.78%
Top of range [member] | Fixed rate from 1.64% to 1.72% [member]
Disclosure of detailed information about financial instruments [line items]
Borrowings interest rate				4.90%	4.90%	4.90%	4.90%
Interest rate swaps [member]
Disclosure of detailed information about financial instruments [line items]
Notional principal of the outstanding derivative contracts | $				$ 123		$ 190
Interest rate swaps [member] | Bottom of range [member] | Fixed rate from 1.64% to 1.72% [member]
Disclosure of detailed information about financial instruments [line items]
Borrowings interest rate				1.64%	1.64%
Interest rate swaps [member] | Top of range [member] | Fixed rate from 1.64% to 1.72% [member]
Disclosure of detailed information about financial instruments [line items]
Borrowings interest rate				1.72%	1.72%
Derivative component of convertible bonds [member]
Disclosure of detailed information about financial instruments [line items]
Number of convertible bonds issued | Aircraft	160,000,000					58,965,930	58,965,930
Par value per bond	$ 100
Convertible bond conversion price per share	$ 6.24
Percentage of bond conversion over par value	106.50%
Change In Fair Value Of derivative Component | ¥					¥ 1,708		¥ 1,222
Gains (Losses) on change in fair value of derivatives | ¥		¥ 486	¥ 269
Number of convertible bonds converted | shares				1,920	1,920	101,034,070	101,034,070
Number of convertible bonds issued remaining | shares				58,964,010	58,964,010
Convertible Bonds Carrying Value | ¥					¥ 5,250		¥ 4,992
Derivative component of convertible bonds [member] | First year [member]
Disclosure of detailed information about financial instruments [line items]
Borrowings interest rate	0.20%
Derivative component of convertible bonds [member] | Second year [member]
Disclosure of detailed information about financial instruments [line items]
Borrowings interest rate	0.40%
Derivative component of convertible bonds [member] | Third year [member]
Disclosure of detailed information about financial instruments [line items]
Borrowings interest rate	0.60%
Derivative component of convertible bonds [member] | Fourth year [member]
Disclosure of detailed information about financial instruments [line items]
Borrowings interest rate	0.80%
Derivative component of convertible bonds [member] | Fifth year [member]
Disclosure of detailed information about financial instruments [line items]
Borrowings interest rate	1.50%
Derivative component of convertible bonds [member] | Sixth year [member]
Disclosure of detailed information about financial instruments [line items]
Borrowings interest rate	2.00%
Derivative component of convertible bonds [member] | Bottom of range [member]
Disclosure of detailed information about financial instruments [line items]
Convertible bond conversion price per share				$ 6.17
Derivative component of convertible bonds [member] | Top of range [member]
Disclosure of detailed information about financial instruments [line items]
Convertible bond conversion price per share				$ 6.24